Dividends	12 Months Ended
Dec. 31, 2025
Disclosure Cash Dividends [Abstract]
Dividends	Dividends
All dividends of the Company are made on a discretionary basis as determined by the Board. The Company declares and pays the dividends on its common shares in U.S. dollars. Holders of common shares may elect to receive the dividends in the Canadian dollar equivalent.
Dividends declared were as follows:

	2025				2024
(in millions, except per share amounts)	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$201.8		$0.2600		$260.0		$0.3470
Series A Shares	C$	7.9	C$	1.6440	C$	7.9	C$	1.6440
Series D Shares	C$	6.9	C$	1.7132	C$	6.4	C$	1.6031